UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund
The fund's portfolio
10/31/18 (Unaudited)

COMMON STOCKS (96.0%)(a)
	Shares	Value
Aerospace and defense (4.7%)
Boeing Co. (The)	351,800	$124,839,748
Raytheon Co.	326,800	57,203,072
TransDigm Group, Inc.(NON)	159,700	52,740,925

		234,783,745
Biotechnology (3.9%)
Biogen, Inc.(NON)	202,200	61,523,394
BioMarin Pharmaceutical, Inc.(NON)	582,200	53,661,374
Vertex Pharmaceuticals, Inc.(NON)	463,500	78,544,710

		193,729,478
Building products (—%)
Resideo Technologies, Inc.(NON)	17,550	369,428

		369,428
Capital markets (2.0%)
Intercontinental Exchange, Inc.	1,300,000	100,152,000

		100,152,000
Chemicals (4.1%)
Linde PLC (United Kingdom)	656,400	108,614,508
Sherwin-Williams Co. (The)	239,847	94,372,599

		202,987,107
Commercial services and supplies (1.3%)
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $194) (Private) (Germany)(NON)(F)(RES)	146	124
New Middle East Other Assets GmbH (acquired 8/2/13, cost $78) (Private) (Germany)(NON)(F)(RES)	59	50
Waste Connections, Inc.	842,700	64,415,988

		64,416,162
Consumer finance (0.2%)
Oportun Financial Corp. (acquired 2/6/15 and 6/23/15, cost $13,480,762) (Private)(NON)(F)(RES)	4,732,907	10,148,058

		10,148,058
Entertainment (4.2%)
Activision Blizzard, Inc.	1,050,700	72,550,835
Liberty Media Corp.-Liberty Formula One Class C(NON)	676,000	22,362,080
Live Nation Entertainment, Inc.(NON)	1,404,496	73,455,141
Netflix, Inc.(NON)	126,400	38,144,992

		206,513,048
Equity real estate investment trusts (REITs) (2.4%)
American Tower Corp.	754,700	117,589,807

		117,589,807
Food and staples retail (1.2%)
Walmart, Inc.	573,400	57,500,552

		57,500,552
Food products (2.3%)
McCormick & Co., Inc. (non-voting shares)	775,700	111,700,800

		111,700,800
Health-care equipment and supplies (6.7%)
Becton Dickinson and Co. (BD)	411,838	94,928,659
Boston Scientific Corp.(NON)	1,176,110	42,504,615
Cooper Cos., Inc. (The)	126,900	32,779,539
Danaher Corp.	1,079,333	107,285,700
Intuitive Surgical, Inc.(NON)	107,800	56,183,204

		333,681,717
Health-care providers and services (2.8%)
UnitedHealth Group, Inc.	539,600	141,024,460

		141,024,460
Hotels, restaurants, and leisure (0.6%)
Hilton Worldwide Holdings, Inc.	449,219	31,970,916

		31,970,916
Household durables (—%)
HC Brillant Services GmbH (acquired 8/2/13, cost $194) (Private) (Germany)(NON)(F)(RES)	292	248

		248
Industrial conglomerates (2.3%)
Honeywell International, Inc.	567,900	82,243,278
Roper Technologies, Inc.	114,700	32,448,630

		114,691,908
Insurance (1.0%)
Prudential PLC (United Kingdom)	2,365,193	47,479,205

		47,479,205
Interactive media and services (7.7%)
Alphabet, Inc. Class C(NON)	293,500	316,031,995
Facebook, Inc. Class A(NON)	437,026	66,336,177

		382,368,172
Internet and direct marketing retail (4.4%)
Amazon.com, Inc.(NON)	134,850	215,491,649
Global Fashion Group SA (acquired 8/2/13, cost $9,654,255) (Private) (Luxembourg)(NON)(F)(RES)	227,896	2,075,463

		217,567,112
IT Services (9.2%)
Okta, Inc.(NON)	592,560	34,581,802
PayPal Holdings, Inc.(NON)	1,597,400	134,485,106
Visa, Inc. Class A	1,474,800	203,301,180
Worldpay, Inc. Class A(NON)	896,100	82,297,824

		454,665,912
Life sciences tools and services (2.0%)
Lonza Group AG (Switzerland)	145,414	45,725,675
Mettler-Toledo International, Inc.(NON)	97,400	53,260,268

		98,985,943
Machinery (1.3%)
Fortive Corp.	852,100	63,268,425

		63,268,425
Media (2.4%)
Charter Communications, Inc. Class A(NON)	368,116	117,933,323

		117,933,323
Professional services (1.5%)
CoStar Group, Inc.(NON)	205,200	74,163,384

		74,163,384
Road and rail (2.2%)
Union Pacific Corp.	734,100	107,340,102

		107,340,102
Software (15.0%)
Adobe, Inc.(NON)	356,600	87,638,016
DocuSign, Inc.(NON)(S)	864,271	36,247,526
Microsoft Corp.	3,639,500	388,734,995
RealPage, Inc.(NON)	768,052	40,706,756
Salesforce.com, Inc.(NON)	855,629	117,426,524
ServiceNow, Inc.(NON)(S)	408,200	73,900,528

		744,654,345
Specialty retail (2.2%)
Home Depot, Inc. (The)	618,511	108,783,715

		108,783,715
Technology hardware, storage, and peripherals (6.8%)
Apple, Inc.	1,548,277	338,855,904

		338,855,904
Textiles, apparel, and luxury goods (1.6%)
NIKE, Inc. Class B	1,082,400	81,223,296

		81,223,296

Total common stocks (cost $3,504,877,084)		$4,758,548,272

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
	Shares	Value
Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $18,129,746) (Private)(NON)(F)(RES)	536,108	$21,444,320

Total convertible preferred stocks (cost $18,129,746)		$21,444,320

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Principal amount	Value
Federal National Mortgage Association Pass-Through Certificates 6.03%, 11/1/42(i)	$267,392	$279,849

Total U.S. government agency mortgage obligations (cost $279,849)		$279,849

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.25%, 11/15/25(i)	$250,000	$239,435

Total U.S. treasury obligations (cost $239,435)		$239,435

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Neuralstem, Inc. Ser. K, (acquired 1/3/14 and 4/20/17, cost $—)(RES)	1/9/22	$42.00	6,349	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (4.6%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 2.36%(AFF)	Shares	74,896,300	$74,896,300
Putnam Short Term Investment Fund 2.33%(AFF)	Shares	149,173,789	149,173,789
U.S. Treasury Bills 2.305%, 1/17/19(SEG)		$1,835,000	1,826,203
U.S. Treasury Bills 2.269%, 1/10/19(SEG)		1,375,000	1,369,061
U.S. Treasury Bills 2.061%, 11/15/18(SEG)		1,744,000	1,742,567
U.S. Treasury Bills 2.039%, 11/8/18(SEG)		747,000	746,696
U.S. Treasury Bills zero%, 2/28/19(i)		213,000	211,339

Total short-term investments (cost $229,965,934)			$229,965,955
TOTAL INVESTMENTS

Total investments (cost $3,753,492,048)			$5,010,477,831

	FORWARD CURRENCY CONTRACTS at 10/31/18 (aggregate face value $36,409,597) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		British Pound	Sell	12/19/18	$35,844,821	$36,409,597	$564,776

	Unrealized appreciation						564,776

	Unrealized (depreciation)						—

	Total						$564,776
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

S&P 500 Index E-Mini (Long)	1,060	$143,722,220	$143,688,300	Dec-18	$218,067

Unrealized appreciation					218,067

Unrealized (depreciation)					—

Total					$218,067

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through October 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,956,586,360.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $33,668,263, or 0.7% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/18
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$145,577,315	$172,369,315	$243,050,330	$575,357	$74,896,300
	Putnam Short Term Investment Fund**	72,518,767	251,553,668	174,898,646	368,465	149,173,789

	Total Short-term investments	$218,096,082	$423,922,983	$417,948,976	$943,822	$224,070,089
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $74,896,300, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $73,881,690. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $5,684,016.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$706,814,543	$—	$—
Consumer discretionary	437,469,576	—	2,075,711
Consumer staples	169,201,352	—	—
Financials	147,631,205	—	10,148,058
Health care	767,421,598	—	—
Industrials	659,032,980	—	174
Information technology	1,538,176,161	—	—
Materials	202,987,107	—	—
Real estate	117,589,807	—	—

Total common stocks	4,746,324,329	—	12,223,943
Convertible preferred stocks	—	—	21,444,320
U.S. government and agency mortgage obligations	—	279,849	—
U.S. treasury obligations	—	239,435	—
Short-term investments	149,173,789	80,792,166	—

Totals by level	$4,895,498,118	$81,311,450	$33,668,263

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$564,776	$—
Futures contracts	218,067	—	—

Totals by level	$218,067	$564,776	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$564,776	$—
Equity contracts	218,067	—

Total	$782,843	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	900
Forward currency contracts (contract amount)	$84,900,000
Warrants (number of warrants)	6,349
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2018